EMPLOYEE COSTS AND PURCHASE OF GOODS AND SERVICES (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
EMPLOYEE COSTS AND PURCHASE OF GOODS AND SERVICES
Employee costs	$ 636.4	$ 539.5	$ 574.3
Less employee costs capitalized to property, plant and equipment and to intangible assets	(164.1)	(141.8)	(168.4)
Total employee costs	472.3	397.7	405.9
Purchase of goods and services:
Royalties and rights	425.5	416.0	401.0
Cost of products sold	824.6	460.3	497.3
Subcontracting costs	109.9	92.9	147.7
Marketing and distribution expenses	95.1	62.1	61.3
Other	496.3	376.3	346.1
Purchase of goods and services	1,951.4	1,407.6	1,453.4
Total employee costs and purchase of goods and services	2,423.7	1,805.3	1,859.3
Cost of inventories included in purchase of goods and services	739.8	444.2	470.7
Write-downs of inventories	$ 3.8	$ 3.1	$ 2.0